SHARE-BASED PAYMENTS - ESOP Activity (Details)	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in dollars per share)	$ 25.45	$ 27.85
Options outstanding, end of year (in dollars per share)	28.52
Exercisable (in dollars per share)	$ 28.44
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning of year (in shares) | shares	6,459,922	6,323,537
Granted (in shares) | shares	779,288	735,274
Exercised (in shares) | shares	(2,763,675)	(405,943)
Forfeited (in shares) | shares	(491,387)	(192,946)
Options outstanding, end of year (in shares) | shares	3,984,148	6,459,922
Exercisable (in shares) | shares	2,525,692	4,533,751
Options outstanding, beginning of year (in dollars per share)	$ 27.19	$ 26.63
Granted (in dollars per share)	25.45	28.66
Exercised (in dollars per share)	24.29	19.34
Forfeited (in dollars per share)	29.96	31.04
Options outstanding, end of year (in dollars per share)	28.52	27.19
Exercisable (in dollars per share)	$ 28.44	$ 26.57